STATE FARM MUTUAL FUND TRUST

June 15, 2009 Supplement to the Class R-1, R-2 and R-3 Shares Prospectus dated May 1, 2009

The information in this supplement updates information in, and should be read in conjunction with, the Prospectus.

The information contained in the Expense Reimbursement Threshold chart on page 24 of the prospectus for the International Index Fund is changed to the following:

Fund	Expense Reimbursement Threshold
	Class R-1	Class R-2	Class R-3
International Index Fund	1.52%	1.32%	1.02%

Please retain this Supplement for future reference.

120-6344 b.5-CH